Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current assets
Cash and cash equivalents	$ 1,693,664	$ 3,300,495	$ 25,806
Trade and other receivables, net	185,466	137,214	12,984
Prepaid expenses and deposits	204,958	317,277	46,151
Total current assets	2,084,088	3,754,986	84,941
Non-current assets
Reclamation deposits	145,000	145,000	144,847
Property and equipment, net of accumulated depreciation and depletion	9,874,776	8,426,776	6,638,975
Right of use asset, net	212,486	240,796	72,539
Total assets	12,316,350	12,567,558	6,941,302
Current liabilities
Trade and other payables	2,699,225	1,561,344	402,979
Amounts due to related party			16,628
Convertible debenture		38,291	78,500
Lease liability – current portion	91,665	104,224	51,963
Total current liabilities	2,790,890	1,703,859	550,070
Non-current liabilities
Asset retirement obligations	244,406	236,412	552,594
Lease liability, less current portion	126,799	140,682	26,986
Loan payable			31,400
Warrant liability	166	23,500
Total liabilities	3,162,261	2,104,453	1,161,050
Equity
Common stock value	14,337,739	14,337,739	8,976,747
Additional paid-in capital	4,513,369	4,513,194	2,476,717
Accumulated other comprehensive loss	(127,413)	(127,413)	(127,413)
Deficit	(9,569,606)	(8,260,415)	(5,545,799)
Total equity	9,154,089	10,463,105	5,780,252
Total liabilities and equity	$ 12,316,350	$ 12,567,558	$ 6,941,302